Transaction with JD.com, Inc. (Tables)	12 Months Ended
Dec. 31, 2019
Transaction with JD.com, Inc.
Summary of the fair value about acquired intangible assets

The summary of the fair value of acquired intangible assets as of the transaction date was as follows:

	Amount	Estimated useful lives
Exclusive operation right of leisure travel channel	405,406	5 years
Preferred partnership of hotel and air ticket reservation service	1,431	5 years
Internet traffic support	139,358	5 years
Marketing support	114,020	5 years
Total consideration	660,215